Consolidated Statement of Financial Position - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 3,002,617	$ 2,772,111	$ 2,685,032
Interest in joint ventures	121	124	144
Right-of-use asset	10,451	7,708	4,795
Other receivables	124	6	20
Total non-current assets	3,013,313	2,779,949	2,689,991
Current assets
Inventories	149,772	86,704	43,657
Other receivables	56,657	74,140	126,808
Trade receivables	362,367	145,024	189,818
Financial assets at amortized cost	10,199
Financial assets at fair value through profit or loss	363,351	179,933	194,635
Cash and cash equivalents	23,918	19,877	11,054
Total current assets	966,264	505,678	565,972
TOTAL ASSETS	3,979,577	3,285,627	3,255,963
Share capital and reserve attributable to the owners of the Company
Share capital	875	875	875
Adjustment to share capital	742,454	742,413	742,339
Treasury stock	31	31	31
Adjustment to treasury stock	15,866	15,907	15,981
Additional paid-in capital	10,329	10,269	10,178
Cost treasury stock	(60,856)	(60,856)	(60,856)
Legal reserve	51,438	51,438	51,438
Voluntary reserve	498,128	498,128	498,128
Other comprehensive loss	(5,288)	(7,561)	(5,512)
Accumulated losses	254,088	(18,040)	(209,427)
TOTAL EQUITY	1,507,065	1,232,604	1,043,175
Non-current liabilities
Trade payables	2,819	3,479	6,241
Other payables	187,669	346,079	118,590
Borrowings	354,945	96,566	98,577
Deferred revenue	108,131	29,342	24,936
Salaries and social security payable	6,226	5,333	5,231
Benefit plans	13,648	10,719	12,619
Deferred tax liability	687,790	765,391	561,142
Provisions	21,502	21,474	37,658
Total non-current liabilities	1,382,730	1,278,383	864,994
Current liabilities
Trade payables	758,773	524,700	1,219,334
Other payables	112,646	63,894	42,882
Borrowings	112,530	110,326	1,248
Deferred revenue	104	109	298
Salaries and social security payable	61,910	58,004	63,334
Benefit plans	1,441	1,258	1,587
Tax liabilities	34,285	10,101	8,933
Provisions	8,093	6,248	10,178
Total current liabilities	1,089,782	774,640	1,347,794
TOTAL LIABILITIES	2,472,512	2,053,023	2,212,788
TOTAL LIABILITIES AND EQUITY	$ 3,979,577	$ 3,285,627	$ 3,255,963